Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 26, 2012	Jun. 30, 2011
Entity Information
Entity Registrant Name	POSITIVEID Corp
Entity Central Index Key	0001347022
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding		107,647,718
Entity Public Float			$ 9,159,000
Document Information
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY